PROVISIONS - Provisions by Type (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions	$ 2,904	$ 3,141
Environmental rehabilitation (PER)
Disclosure of other provisions [line items]
Provisions	2,726	2,944
Post-retirement benefits
Disclosure of other provisions [line items]
Provisions	42	48
Share-based payments
Disclosure of other provisions [line items]
Provisions	26	37
Other employee benefits
Disclosure of other provisions [line items]
Provisions	22	27
Other
Disclosure of other provisions [line items]
Provisions	$ 88	$ 85